Average Annual Total Returns - NVIT Investor Destinations Moderately Aggressive Fund	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class P Shares 1 Year	Class P Shares 5 Years	Class P Shares 10 Years	Morningstar® Moderately Aggressive Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderately Aggressive Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderately Aggressive Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	12.33%	9.83%	8.54%	12.53%	10.00%	8.68%	13.48%	11.26%	8.94%